Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases
Schedule of components of lease expense
Year Ended December 31, 2023
Lease Cost
Operating lease cost (included in general and administrative in the Company’s statement of operations)	$20,757

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2023	$19,950
Weighted average remaining lease term – operating leases (in years)	2.42 years
Average discount rate – operating lease	10%

Schedule of lease expense and supplemental cash flow information
Three Months Ended March 31, 2024
Lease Cost
Operating lease cost (included in general and administrative in the Company’s statement of operations)	$8,896

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the three months ended March 31, 2024	$8,550
Weighted average remaining lease term – operating leases (in years)	2.17 years
Average discount rate – operating lease	10%

Schedule of balance sheet information related to lease
	At December 31, 2023	At December 31, 2022
Operating leases
Remaining right-of-use assets	$76,520	$-

Short-term operating lease liabilities	$28,838	$-
Long-term operating lease liabilities	$48,489	$-
Total operating lease liabilities	$77,327	$-

Schedule of maturity of operating lease liabilities
Year Ending	Operating Leases
2024 (Remaining)	$26,448
2025	36,394
2026	15,410
Total lease payments	78,252
Less: Imputed interest/present value discount	(7,669)
Present value of lease liabilities	$70,583

Year Ending	Operating Leases
2024	$34,998
2025	36,394
2026	15,410
Total lease payments	86,802
Less: Imputed interest/present value discount	(9,475)
Present value of lease liabilities	$77,327

Schedule of supplemental balance sheet information
	At March 31, 2024	At December 31, 2023
Operating leases
Remaining right-of-use assets	$69,430	$76,520

Short-term operating lease liabilities	$30,277	$28,838
Long-term operating lease liabilities	$40,306	$48,489
Total operating lease liabilities	$70,583	$77,327